James Alpha Global Real Estate Investments Portfolio
James Alpha Global Real Estate Investments Portfolio

The Saratoga Advantage Trust

James Alpha Global Real Estate Investments Portfolio

CLASS I SHARES   (Ticker: JARIX)

CLASS A SHARES   (Ticker: JAREX)

CLASS C SHARES   (Ticker: JACRX)

Supplement dated June 22, 2017 to the Prospectus

Dated December 31, 2016 (the “Prospectus”)

This supplement updates and supersedes any contrary information contained in the Prospectus.

The information contained in the section entitled “PORTFOLIO SUMMARY”, subsection “Fees and Expenses of the Portfolio” beginning on page 1 of the Prospectus is deleted in its entirety and replaced with the information below, which reflects that the management fee has been reduced from 1.20% to 0.90%, the expense cap for Class A shares has been reduced from 1.99% to 1.69%, the expense cap for Class I shares has been reduced from 1.49% to 1.19% and the expense cap for Class C shares has been reduced from 2.67% to 2.37%. In addition, the expense caps for Class A, Class I and Class C shares have each been extended through December 31, 2018.

Fees and Expenses of the Portfolio. This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees	Class A	Class I	Class C

Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%	NONE	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE	NONE	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE (1)	NONE	1.00% (2)
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%	2.00%	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%	0.90%
Distribution and/or Service Rule 12b-1 Fees	0.25%	NONE	1.00%
Other Expenses	0.56%	0.56%	0.56%
Acquired Fund Fees and Expenses(3)	0.01%	0.01%	0.01%
Total Annual Portfolio Operating Expenses (before Expense Reduction/ Reimbursement)	1.72%	1.47%	2.47%
Expense Reduction/ Reimbursement	(0.03)%	(0.28%)	(0.10)%
Total Annual Portfolio Operating Expenses (after Expense Reduction/ Reimbursement) (4)	1.69%	1.19%	2.37%

(1)	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchases. (See the “Shareholder Information – Class A Shares Contingent Deferred Sales Charge” section).

(2)	Only applicable to redemptions made within one year after purchase. (See the “Shareholder Information – Class C Shares Contingent Deferred Sales Charge” section).

(3)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).

(4)	The Total Annual Portfolio Operating Expenses will not exceed 1.69%, 1.19% and 2.37% of the Portfolio’s average net assets for Class A, Class I and Class C shares, respectively. Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to limit its fees and/or absorb expenses of the Portfolio (excluding front end and contingent deferred sales loads, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, and extraordinary or non-routine expenses). The expense limitation agreement for Class A, Class I and Class C shares will be in effect through December 31, 2018. This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for fees it waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the advisory fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less.

Example. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES

	One Year	Three Years	Five Years	Ten Years
Class A	$737	$1,083	$1,452	$2,486
Class I	$121	$437	$776	$1,733
Class C	$340	$760	$1,307	$2,799

IF YOU HELD YOUR SHARES

	One Year	Three Years	Five Years	Ten Years
Class A	$737	$1,083	$1,452	$2,486
Class I	$121	$437	$776	$1,733
Class C	$240	$760	$1,307	$2,799

Reference is made to the section entitled “MANAGEMENT OF THE PORTFOLIO, subsection “The Manager” located on page 13 of the Prospectus.

The first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio has entered into an Investment Management Agreement (“Management Agreement”) with Ascent Investment Advisors, LLC, located at 5690 DTC Blvd., Suite 130-W, Greenwood Village, Colorado 80111 under which the Manager manages the Portfolio’s investments subject to the supervision of the Board of Trustees. The Manager is wholly-owned by Ascent Investment Partners, LLC. The Manager is a registered investment adviser. As of September 30, 2016, the Manager managed approximately $457.1 million in assets. Under the Management Agreement, the Portfolio compensates the Manager for its management services at the annual rate of 0.90% of the average daily net assets of the Portfolio.

The second sentence of the fourth paragraph under this section is deleted in its entirety and replaced with the following:

Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to reduce its management fees and/or pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front end and contingent deferred sales loads, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, and extraordinary or non-routine expenses for the Portfolio) do not exceed 1.69%, 1.19% and 2.37% of the Portfolio’s average net assets, for Class A, Class I and Class C shares, respectively, through December 31, 2018, subject thereafter to annual re-approval of the agreement by the Board of Trustees.

Please retain this supplement for future reference.

Fees and Expenses of the Portfolio.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees
Shareholder Fees - James Alpha Global Real Estate Investments Portfolio	Class A Shares		Class I Shares	Class C Shares
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%		none	none
Sales Charge on Reinvested Dividends (as a % of offering price)	none		none	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none	[1]	none	1.00%	[2]
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%		2.00%	2.00%
[1]	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchases. (See the "Shareholder Information - Class A Shares Contingent Deferred Sales Charge" section).
[2]	Only applicable to redemptions made within one year after purchase. (See the "Shareholder Information - Class C Shares Contingent Deferred Sales Charge" section).

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - James Alpha Global Real Estate Investments Portfolio		Class A Shares	Class I Shares	Class C Shares
Management Fees		0.90%	0.90%	0.90%
Distribution and/or Service Rule 12b-1 Fees		0.25%	none	1.00%
Other Expenses		0.56%	0.56%	0.56%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Portfolio Operating Expenses (before Expense Reduction/ Reimbursement)		1.72%	1.47%	2.47%
Expense Reduction/ Reimbursement		(0.03%)	(0.28%)	(0.10%)
Total Annual Portfolio Operating Expenses (after Expense Reduction/ Reimbursement)	[2]	1.69%	1.19%	2.37%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[2]	The Total Annual Portfolio Operating Expenses will not exceed 1.69%, 1.19% and 2.37% of the Portfolio's average net assets for Class A, Class I and Class C shares, respectively. Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to limit its fees and/or absorb expenses of the Portfolio (excluding front end and contingent deferred sales loads, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, and extraordinary or non-routine expenses). The expense limitation agreement for Class A, Class I and Class C shares will be in effect through December 31, 2018. This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for fees it waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the advisory fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less.

Example.
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES

Expense Example - James Alpha Global Real Estate Investments Portfolio - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A Shares	737	1,083	1,452	2,486
Class I Shares	121	437	776	1,733
Class C Shares	340	760	1,307	2,799

IF YOU HELD YOUR SHARES
Expense Example, No Redemption - James Alpha Global Real Estate Investments Portfolio - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A Shares	737	1,083	1,452	2,486
Class I Shares	121	437	776	1,733
Class C Shares	240	760	1,307	2,799